Share capital (Details) $ in Thousands				1 Months Ended						6 Months Ended	12 Months Ended
	May 17, 2018 USD ($) £ / shares	Jun. 23, 2017 USD ($) £ / shares shares	Nov. 18, 2016 USD ($) shares	Jun. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) £ / shares	May 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jun. 30, 2018 £ / shares shares	May 17, 2018 £ / shares shares	Nov. 30, 2017 £ / shares shares	Jul. 31, 2017 £ / shares shares	Jun. 30, 2017 £ / shares shares	May 31, 2017 £ / shares shares	Jan. 31, 2017 £ / shares shares	Nov. 23, 2016 shares
Shares issued
Shares issued (in value)											$ 4,032	$ 3,589
Shares issued during the period (in value)											13,422	25,417	$ 19,599
Net proceeds from issuance of shares			$ 21,500								$ 13,422	$ 25,417	$ 24,996
Ordinary shares
Shares issued
Number of shares issued | shares			71,633,248								296,660,243	263,519,128	195,741,528								22,863,428
Shares issued (in value)											$ 4,032	$ 3,589	$ 2,728
Ordinary shares issued, January 2017
Shares issued
Par value per share | £ / shares																				£ 1
Number of shares issued | shares																				143,700
Shares issued during the period (in value)									$ 2
Ordinary shares issued, May 2017
Shares issued
Par value per share | £ / shares																			£ 1
Number of shares issued | shares																			326,880
Shares issued during the period (in value)								$ 4
Ordinary shares issued, June 2017
Shares issued
Par value per share | £ / shares																		£ 1
Number of shares issued | shares		66,666,667																66,666,667
Shares issued during the period (in value)							$ 847
Net proceeds from issuance of shares		$ 23,700
Share price | £ / shares		0.30					0.30
Ordinary shares issued, July 2017
Shares issued
Par value per share | £ / shares																	£ 1
Number of shares issued | shares																	250,000
Shares issued during the period (in value)						$ 3
Ordinary shares issued, November 2017
Shares issued
Par value per share | £ / shares																£ 1
Number of shares issued | shares																390,353
Shares issued during the period (in value)					$ 5
Ordinary shares issued, January through June 2018
Shares issued
Par value per share | £ / shares														£ 1
Number of shares issued | shares														757,315
Shares issued during the period (in value)										$ 9
Ordinary shares issued, May 17, 2018
Shares issued
Par value per share | £ / shares															£ 1
Number of shares issued | shares															32,258,064
Shares issued during the period (in value)	$ 433
Net proceeds from issuance of shares	$ 12,700
Share price | £ / shares	0.31
Ordinary shares issued, June 2018
Shares issued
Par value per share | £ / shares														£ 1
Number of shares issued | shares														125,736
Shares issued during the period (in value)				$ 1